Sterling Capital Quality Income Fund

Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
See accompanying Notes to the Schedule of Portfolio Investments.
Principal
Amount Fair Value
ASSET BACKED SECURITIES — 20.9%
$ 71,760
Aegis Asset Backed Securities Trust, Series
2005-5, Class 1A4, 2.324%, (LIBOR
USD 1-Month plus 0.70%), 12/25/35(a)
$ 71,553
128,296
AmeriCredit Automobile Receivables
Trust, Series 2019-2, Class B, 2.540%,
7/18/24 .......................
128,300
407,000
AmeriCredit Automobile Receivables
Trust, Series 2019-2, Class C, 2.740%,
4/18/25 .......................
404,401
266,000
AmeriCredit Automobile Receivables
Trust, Series 2020-3, Class B, 0.760%,
12/18/25 .......................
256,216
405,000
AmeriCredit Automobile Receivables
Trust, Series 2021-2, Class B, 0.690%,
1/19/27 .......................
382,157
450,000
ARI Fleet Lease Trust, Series 2020-A,
Class A3, 1.800%, 8/15/28(b) ........
444,981
170,000
ARI Fleet Lease Trust, Series 2021-A,
Class A3, 0.680%, 3/15/30(b) ........
158,096
470,000
ARI Fleet Lease Trust, Series 2022-A,
Class A3, 3.430%, 1/15/31(b) ........
460,933
300,000
Avis Budget Rental Car Funding AESOP,
LLC, Series 2017-2A, Class A, 2.970%,
3/20/24(b) .....................
299,047
200,000
Avis Budget Rental Car Funding AESOP,
LLC, Series 2019-3A, Class A, 2.360%,
3/20/26(b) .....................
190,733
850,000
Avis Budget Rental Car Funding AESOP,
LLC, Series 2021-1A, Class A, 1.380%,
8/20/27(b) .....................
760,904
550,000
Carvana Auto Receivables Trust, Series
2021-P1, Class A4, 0.860%, 1/11/27 ...
511,876
509,000
Carvana Auto Receivables Trust, Series
2021-P2, Class B, 1.270%, 3/10/27 ....
461,149
600,000
Carvana Auto Receivables Trust, Series
2021-P3, Class B, 1.420%, 8/10/27 ....
523,909
20,772
Chesapeake Funding II, LLC, Series 2018-
3A, Class A1, 3.390%, 1/15/31(b) ....
20,787
252,559
Chesapeake Funding II, LLC, Series 2020-
1A, Class A1, 0.870%, 8/15/32(b) ....
249,453
365,312
Chesapeake Funding II, LLC, Series 2021-
1A, Class A1, 0.470%, 4/15/33(b) ....
357,114
450,000
Citibank Credit Card Issuance Trust, Series
2007-A3, Class A3, 6.150%, 6/15/39 ..
510,447
1,001
Citicorp Residential Mortgage Trust,
STEP, Series 2007-2, Class A6, 4.804%,
6/25/37 .......................
999
500,000
Enterprise Fleet Financing, LLC, Series
2019-2, Class A3, 2.380%, 2/20/25(b) ..
497,123
662,873
Enterprise Fleet Financing, LLC, Series
2020-2, Class A2, 0.610%, 7/20/26(b) ..
647,506
300,000
Enterprise Fleet Financing, LLC, Series
2021-2, Class A3, 0.740%, 5/20/27(b) ..
272,652
410,000
Enterprise Fleet Financing, LLC, Series
2021-3, Class A3, 1.220%, 8/20/27(b) ..
377,865
Principal
Amount Fair Value
ASSET BACKED SECURITIES — (continued)
$ 375,000
Enterprise Fleet Funding, LLC, Series
2021-1, Class A3, 0.700%, 12/21/26(b) .
$ 349,359
500,000
Fifth Third Auto Trust, Series 2019-1, Class
A4, 2.690%, 11/16/26 .............
499,495
642,000
Ford Credit Auto Owner Trust 2020-
REV2, Series 2020-2, Class A, 1.060%,
4/15/33(b) .....................
581,244
415,000
Ford Credit Auto Owner Trust 2021-
REV2, Series 2021-2, Class A, 1.530%,
5/15/34(b) .....................
377,594
360,000
GreatAmerica Leasing Receivables
Funding, LLC, Series 2021-1, Class A3,
0.340%, 8/15/24(b) ...............
348,249
205,000
GreatAmerica Leasing Receivables
Funding, LLC, Series 2021-1, Class A4,
0.550%, 12/15/26(b) ..............
190,872
1,295,000
Hertz Vehicle Financing III L.P., Series
2021-2A, Class A, 1.680%, 12/27/27(b)
1,143,254
750,000
OneMain Direct Auto Receivables Trust
2021-1, Series 2021-1A, Class A,
0.870%, 7/14/28(b) ...............
698,960
436,751
OneMain Financial Issuance Trust, Series
2020-1A, Class A, 3.840%, 5/14/32(b) .
435,506
630,000
OneMain Financial Issuance Trust 2019-
2, Series 2019-2A, Class A, 3.140%,
10/14/36(b) ....................
585,271
480,000
OneMain Financial Issuance Trust 2021-1,
Series 2021-1A, Class A1, 1.550%,
6/16/36(b) .....................
416,674
39,615
Santander Drive Auto Receivables Trust,
Series 2020-3, Class B, 0.690%, 3/17/25
39,580
982,000
Santander Drive Auto Receivables Trust,
Series 2020-3, Class C, 1.120%, 1/15/26
974,486
140,366
Santander Drive Auto Receivables Trust,
Series 2020-4, Class B, 0.730%, 3/17/25
140,106
164,277
Saxon Asset Securities Trust, Series 2004-
3, Class M1, 2.524%, (LIBOR USD
1-Month plus 0.90%), 12/26/34(a) ....
160,767
390,997
SoFi Professional Loan Program Trust,
Series 2020-A, Class A2FX, 2.540%,
5/15/46(b) .....................
374,917
500,000
Toyota Auto Loan Extended Note Trust
2021-1, Series 2021-1A, Class A,
1.070%, 2/27/34(b) ...............
453,199
1,000,000
Toyota Auto Loan Extended Note Trust
2022-1, Series 2022-1A, Class A,
3.820%, 4/25/35(b) ...............
988,324
57,645
U.S. Small Business Administration, Series
2010-20D, Class 1, 4.360%, 4/1/30 ....
57,684
215,000
Wheels SPV 2, LLC, Series 2020-1A,
Class A3, 0.620%, 8/20/29(b) ........
205,343
Total Asset Backed Securities
(Cost $17,967,540) ............... 17,009,085

Sterling Capital Quality Income Fund

Schedule of Portfolio Investments — (continued)
June 30, 2022 (Unaudited)
Continued
Principal
Amount Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 17.0%
$ 58,980
Alternative Loan Trust, Series 2004-22CB,
Class 1A1, 6.000%, 10/25/34 ........
$ 58,375
403,721
Chase Home Lending Mortgage Trust,
Series 2019-ATR2, Class A3, 3.500%,
7/25/49(b)(c) ...................
382,404
26,987
Citicorp Mortgage Securities, Inc., Series
2005-1, Class 1A4, 5.500%, 2/25/35 ...
26,586
9,468
Citigroup Mortgage Loan Trust, Inc., Series
2004-NCM2, Class 3CB2, 6.500%,
8/25/19 .......................
9,444
33,758
Countrywide Home Loan Mortgage Pass-
Through Trust, Series 2004-3, Class A4,
5.750%, 4/25/34 .................
31,854
67,438
Credit Suisse First Boston Mortgage-
Backed Pass-Through Certificates, Series
2004-1, Class 2A1, 6.500%, 2/25/34 ...
67,875
46,388
Fannie Mae, Series 2003-19, Class AR,
5.500%, 3/25/33 .................
48,751
192,600
Fannie Mae, Series 2003-21, Class OW,
4.000%, 3/25/33 .................
192,882
682,000
Fannie Mae, Series 2008-2, Class PH,
5.500%, 2/25/38 .................
743,926
527,000
Fannie Mae, Series 2009-28, Class HX,
5.000%, 5/25/39 .................
564,500
825,833
Fannie Mae, Series 2010-150, Class YL,
4.000%, 1/25/41 .................
827,844
380,000
Fannie Mae, Series 2011-131, Class PB,
4.500%, 12/25/41 ................
393,575
241,437
Fannie Mae, Series 2011-74, Class QM,
4.500%, 11/25/40 ................
245,738
1,014,000
Fannie Mae, Series 2013-30, Class PY,
3.000%, 4/25/43 .................
983,144
496,924
Fannie Mae, Series 2013-91, Class DV,
3.000%, 10/25/26 ................
493,238
156,174
Fannie Mae, Series 2016-85, Class GA,
2.500%, 10/25/45 ................
149,402
210,398
Fannie Mae, Series 2017-26, Class CD,
3.500%, 1/25/43 .................
210,746
870,000
Fannie Mae, Series 2017-42, Class HL,
3.000%, 6/25/47 .................
824,268
80,765
Freddie Mac, Series 2485, Class WG,
6.000%, 8/15/32 .................
86,367
144,245
Freddie Mac, Series 2768, Class PC,
4.000%, 3/15/34 .................
142,520
107,168
Freddie Mac, Series 3042, Class PZ,
5.750%, 9/15/35 .................
123,279
108,417
Freddie Mac, Series 3440, Class EM,
5.000%, 4/15/38 .................
113,357
500,000
Freddie Mac, Series 3714, Class PB,
4.750%, 8/15/40 .................
523,938
15,908
Freddie Mac, Series 3803, Class PJ,
4.250%, 1/15/41 .................
16,116
200,000
Freddie Mac, Series 3815, Class TB,
4.500%, 2/15/41 .................
204,887
152,898
Freddie Mac, Series 3816, Class HM,
4.500%, 5/15/40 .................
156,348
Principal
Amount Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS
— (continued)
$ 363,500
Freddie Mac, Series 3989, Class JW,
3.500%, 1/15/42 .................
$ 354,757
338,000
Freddie Mac, Series 4088, Class CD,
3.000%, 8/15/42 .................
301,474
300,000
Freddie Mac, Series 4094, Class ME,
2.500%, 8/15/42 .................
273,530
215,000
Freddie Mac, Series 4097, Class CU,
1.500%, 8/15/27 .................
197,854
628,000
Freddie Mac, Series 4135, Class AY,
2.000%, 11/15/42 ................
519,761
447,309
Freddie Mac, Series 4136, Class HZ,
3.500%, 11/15/27 ................
437,997
119,000
Freddie Mac, Series 4160, Class HH,
2.500%, 12/15/32 ................
113,141
148,060
Freddie Mac, Series 4173, Class NB,
3.000%, 3/15/43 .................
143,658
117,703
Freddie Mac, Series 4215, Class LD,
2.000%, 7/15/41 .................
113,902
42,718
Freddie Mac, Series 4293, Class MH,
3.000%, 12/15/41 ................
42,099
1,000,000
Freddie Mac, Series 4507, Class GB,
3.000%, 9/15/45 .................
918,021
224,407
Freddie Mac, Series 4650, Class BC,
3.500%, 5/15/43 .................
225,069
421,932
Freddie Mac, Series 5115, Class G,
2.500%, 9/25/50 .................
387,370
277,928
Freddie Mac Strips, Series 219, Class PO,
3/1/32 ........................
247,661
60,949
Ginnie Mae, Series 2004-69, Class GC,
5.500%, 4/20/34 .................
64,432
3,441
Ginnie Mae, Series 2010-85, Class DQ,
3.000%, 12/20/39 ................
3,445
612,000
Ginnie Mae, Series 2017-75, Class DL,
3.000%, 3/20/47 .................
566,651
800,000
Ginnie Mae, Series 2019-6, Class JK,
3.500%, 1/20/49 .................
789,323
380,105
JP Morgan Mortgage Trust, Series 2017-5,
Class A1B, 3.053%, 10/26/48(b)(c) ...
373,125
145,961
MASTR Alternative Loan Trust, Series
2003-5, Class 8A1, 5.500%, 6/25/33 ...
138,733
21,795
MASTR Alternative Loan Trust, Series
2004-13, Class 3A1, 6.500%, 1/25/35 ..
17,570
8,300
RBSGC Mortgage Loan Trust, Series 2007-
B, Class 3A1, 5.621%, 7/25/35(c) .....
8,213
Total Collateralized Mortgage Obligations
(Cost $14,668,791) ............... 13,859,150
COMMERCIAL MORTGAGE-BACKED SECURITIES
— 26.5%
250,000
BANK 2020-BNK29, Series 2020-BN29,
Class A4, 1.997%, 11/15/53 .........
209,983
325,000
BBCMS Mortgage Trust, Series 2020-C7,
Class A5, 2.037%, 4/15/53 ..........
277,516

Sterling Capital Quality Income Fund

Schedule of Portfolio Investments — (continued)
June 30, 2022 (Unaudited)
Continued
Principal
Amount Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES
— (continued)
$ 589,492
Benchmark Mortgage Trust, Series 2020-
B18, Class A5, 1.925%, 7/15/53 ......
$ 497,282
1,250,000
Benchmark Mortgage Trust, Series 2020-
B21, Class A5, 1.978%, 12/17/53 .....
1,048,599
270,000
BX 2021-LBA3 Mortgage Trust, Series
2021-PAC, Class C, 2.424%, (LIBOR
USD 1-Month plus 1.10%), 10/15/36(a)
(b) ...........................
251,275
269,000
BX Commercial Mortgage Trust, Series
2021-21M, Class C, 2.501%, (LIBOR
USD 1-Month plus 1.18%), 10/15/36(a)
(b) ...........................
251,175
277,000
BX Commercial Mortgage Trust, Series
2021-ACNT, Class C, 2.825%, (LIBOR
USD 1-Month plus 1.50%), 11/15/38(a)
(b) ...........................
263,785
313,000
BX Commercial Mortgage Trust, Series
2021-CIP, Class C, 2.795%, (LIBOR
USD 1-Month plus 1.47%), 12/15/38(a)
(b) ...........................
294,925
213,763
BX Commercial Mortgage Trust, Series
2021-XL2, Class C, 2.521%, (LIBOR
USD 1-Month plus 1.20%), 10/15/38(a)
(b) ...........................
201,417
342,714
BX Commercial Mortgage Trust, Series
2022-LP2, Class B, 2.646%, (CME Term
SOFR 1-Month 1.31%), 2/15/39(a)(b) .
325,596
275,000
BX Trust, Series 2021-RISE, Class C,
2.774%, (LIBOR USD 1-Month plus
1.45%), 11/15/36(a)(b) ............
259,512
589,000
CD Mortgage Trust, Series 2016-CD2,
Class A4, 3.526%, 11/10/49(c) .......
567,026
700,000
CD Mortgage Trust, Series 2017-CD3,
Class A4, 3.631%, 2/10/50 ..........
682,377
100,000
CFCRE Commercial Mortgage Trust,
Series 2016-C7, Class A3, 3.839%,
12/10/54 .......................
98,181
365,000
Citigroup Commercial Mortgage Trust,
Series 2013-GC15, Class A4, 4.371%,
9/10/46(c) .....................
364,767
405,000
Citigroup Commercial Mortgage Trust,
Series 2013-GC17, Class AS, 4.544%,
11/10/46 .......................
404,216
500,000
Citigroup Commercial Mortgage Trust,
Series 2015-GC33, Class A4, 3.778%,
9/10/58 .......................
495,689
298,759
COMM 2012-CCRE3 Mortgage Trust,
Series 2012-CR3, Class A3, 2.822%,
10/15/45 .......................
298,371
75,000
COMM 2013-CCRE11 Mortgage Trust,
Series 2013-CR11, Class A4, 4.258%,
8/10/50 .......................
75,169
Principal
Amount Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES
— (continued)
$ 75,000
COMM 2013-CCRE13 Mortgage Trust,
Series 2013-CR13, Class A4, 4.194%,
11/10/46(c) .....................
$ 74,826
350,000
COMM 2014-CCRE15 Mortgage Trust,
Series 2014-CR15, Class A4, 4.074%,
2/10/47(c) .....................
348,651
500,000
COMM 2014-CCRE18 Mortgage Trust,
Series 2014-CR18, Class A5, 3.828%,
7/15/47 .......................
496,529
261,812
COMM 2015-CCRE23 Mortgage Trust,
Series 2015-CR23, Class A2, 2.852%,
5/10/48 .......................
261,607
266,000
COMM Mortgage Trust, Series 2014-
CR20, Class A4, 3.590%, 11/10/47 ....
262,419
153,000
COMM Mortgage Trust, Series 2014-
UBS2, Class A5, 3.961%, 3/10/47 ....
152,176
455,000
COMM Mortgage Trust, Series 2014-
UBS4, Class A5, 3.694%, 8/10/47 ....
449,841
250,000
COMM Mortgage Trust, Series 2017-
COR2, Class A3, 3.510%, 9/10/50 ....
241,369
500,000
CSAIL Commercial Mortgage Trust, Series
2015-C3, Class A4, 3.718%, 8/15/48 ..
491,663
251,000
ELP Commercial Mortgage Trust, Series
2021-ELP, Class C, 2.645%, (LIBOR
USD 1-Month plus 1.32%), 11/15/38(a)
(b) ...........................
239,340
1,000,000
Freddie Mac Multifamily Structured Pass
Through Certificates, Series K1522,
Class A2, 2.361%, 10/25/36 .........
832,583
336,627
FRESB Mortgage Trust, Series 2017-SB36,
Class A10F, 2.880%, 7/25/27(c) ......
320,303
766,709
Ginnie Mae, Series 2014-126, Class A,
2.500%, 11/16/46 ................
746,944
428,554
Ginnie Mae, Series 2019-79, Class V,
2.800%, 3/16/29 .................
410,166
29,735
GS Mortgage Securities Trust, Series 2010-
C1, Class B, 5.148%, 8/10/43(b) .....
29,221
300,000
GS Mortgage Securities Trust, Series 2013-
GC14, Class A5, 4.243%, 8/10/46 ....
299,148
85,000
GS Mortgage Securities Trust, Series 2014-
GC24, Class A5, 3.931%, 9/10/47 ....
84,288
500,000
GS Mortgage Securities Trust, Series 2016-
GS4, Class A4, 3.442%, 11/10/49(c) ...
481,823
64,000
GS Mortgage Securities Trust, Series 2020-
GC47, Class A5, 2.377%, 5/12/53 ....
55,740
500,000
GS Mortgage Securities Trust, Series 2020-
GSA2, Class A5, 2.012%, 12/12/53 ...
415,290
188,030
JP Morgan Chase Commercial Mortgage
Securities Trust, Series 2011-C3, Class
B, 5.013%, 2/15/46(b)(c) ...........
180,305
164,218
JP Morgan Chase Commercial Mortgage
Securities Trust, Series 2013-C13, Class
A4, 3.994%, 1/15/46(c) ............
163,711

Sterling Capital Quality Income Fund

Schedule of Portfolio Investments — (continued)
June 30, 2022 (Unaudited)
Continued
Principal
Amount Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES
— (continued)
$ 350,000
JP Morgan Chase Commercial Mortgage
Securities Trust, Series 2013-LC11,
Class A5, 2.960%, 4/15/46 ..........
$ 346,434
500,000
JP Morgan Chase Commercial Mortgage
Securities Trust, Series 2014-C20, Class
A5, 3.805%, 7/15/47 ..............
496,680
185,000
JP Morgan Chase Commercial Mortgage
Securities Trust, Series 2016-JP4, Class
A4, 3.648%, 12/15/49(c) ...........
179,528
274,000
Med Trust, Series 2021-MDLN, Class C,
3.125%, (LIBOR USD 1-Month plus
1.80%), 11/15/38(a)(b) ............
261,272
100,000
Morgan Stanley Bank of America Merrill
Lynch Trust, Series 2014-C18, Class A4,
3.923%, 10/15/47 ................
98,947
300,167
Morgan Stanley Bank of America Merrill
Lynch Trust, Series 2014-C19, Class A4,
3.526%, 12/15/47 ................
295,880
500,000
Morgan Stanley Bank of America Merrill
Lynch Trust, Series 2016-C32, Class A4,
3.720%, 12/15/49 ................
488,908
253,000
Morgan Stanley Capital I Trust, Series
2016-BNK2, Class A4, 3.049%,
11/15/49 .......................
241,474
435,000
Morgan Stanley Capital I Trust, Series
2018-H3, Class A5, 4.177%, 7/15/51 ..
430,433
659,333
Morgan Stanley Capital I Trust, Series
2020-HR8, Class A4, 2.041%, 7/15/53 .
558,128
300,000
OPG Trust, Series 2021-PORT, Class C,
2.156%, (LIBOR USD 1-Month plus
0.83%), 10/15/36(a)(b) ............
276,719
245,006
SMR Mortgage Trust, Series 2022-IND,
Class A, 2.929%, (CME Term SOFR
1-Month 1.65%), 2/15/39(a)(b) ......
236,411
600,000
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC18, Class A5, 3.405%,
12/15/47 .......................
586,490
644,000
Wells Fargo Commercial Mortgage Trust,
Series 2015-P2, Class A4, 3.809%,
12/15/48 .......................
635,944
50,000
Wells Fargo Commercial Mortgage Trust,
Series 2016-C37, Class A5, 3.794%,
12/15/49 .......................
49,134
300,000
Wells Fargo Commercial Mortgage Trust,
Series 2017-C40, Class A4, 3.581%,
10/15/50 .......................
290,312
220,800
Wells Fargo Commercial Mortgage Trust,
Series 2020-C56, Class A5, 2.448%,
6/15/53 .......................
193,082
500,000
Wells Fargo Commercial Mortgage Trust,
Series 2020-C57, Class A4, 2.118%,
8/15/53 .......................
425,469
Principal
Amount Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES
— (continued)
$ 300,000
Wells Fargo Commercial Mortgage Trust,
Series 2020-C58, Class A4, 2.092%,
7/15/53 .......................
$ 252,422
302,000
WFRBS Commercial Mortgage Trust,
Series 2012-C10, Class A3, 2.875%,
12/15/45 .......................
301,461
137,041
WFRBS Commercial Mortgage Trust,
Series 2012-C8, Class AS, 3.660%,
8/15/45 .......................
136,828
75,713
WFRBS Commercial Mortgage Trust,
Series 2013-UBS1, Class A4, 4.079%,
3/15/46(c) .....................
75,591
475,000
WFRBS Commercial Mortgage Trust,
Series 2014-C20, Class AS, 4.176%,
5/15/47 .......................
467,874
302,000
WFRBS Commercial Mortgage Trust,
Series 2014-C23, Class A5, 3.917%,
10/15/57 .......................
299,743
Total Commercial Mortgage-Backed
Securities
(Cost $23,293,395) ............... 21,529,968
CORPORATE BONDS — 0.9%
Diversified Telecommunication Services — 0.6%
515,626
Sprint Spectrum Co., LLC/Sprint Spectrum
Co. II, LLC/Sprint Spectrum Co. III,
LLC, 4.738%, 3/20/25(b) ........... 515,951
Equity Real Estate Investment Trusts (REITS)
— 0.3%
250,000
American Tower Trust, 3.652%, 3/23/28(b) 247,186
Total Corporate Bonds
(Cost $784,866) ................. 763,137
MORTGAGE-BACKED SECURITIES — 31.0%
Fannie Mae
—
19.0%
489,785
3.590%, 1/1/24, Pool #BL1146 ........ 489,378
129,343
3.000%, 1/1/31, Pool #BA6574 ........ 129,024
368,381
4.500%, 3/1/34, Pool #CA3294 ........ 381,246
327,237
2.500%, 11/1/35, Pool #CA7939 ....... 313,407
69,381
5.500%, 6/1/38, Pool #984277 ......... 74,294
34,658
5.500%, 8/1/38, Pool #995072 ......... 37,261
42,108
4.500%, 9/1/39, Pool #AC1830 ........ 43,512
38,666
4.500%, 10/1/40, Pool #AE4855 ....... 39,955
81,342
3.500%, 2/1/41, Pool #AH5646 ........ 80,183
122,232
4.000%, 3/1/41, Pool #AH4008 ........ 123,762
362,311
2.500%, 5/1/41, Pool #MA4334 ........ 334,142
32,331
4.500%, 6/1/41, Pool #AC9298 ........ 33,363
98,263
5.000%, 7/1/41, Pool #AI5595 ......... 102,890
160,046
4.000%, 9/1/41, Pool #AJ1717 ........ 162,060
122,334
3.500%, 6/1/42, Pool #AB5373 ........ 120,406
40,890
4.500%, 10/1/44, Pool #MA2066 ....... 42,154

Sterling Capital Quality Income Fund

Schedule of Portfolio Investments — (continued)
June 30, 2022 (Unaudited)
Continued
Principal
Amount Fair Value
MORTGAGE-BACKED SECURITIES — (continued)
Fannie Mae
— (continued)
$ 125,396
4.000%, 12/1/44, Pool #MA2127 ....... $ 126,426
126,215
4.500%, 1/1/45, Pool #MA2158 ........ 129,807
151,227
3.500%, 3/1/45, Pool #AS4552 ........ 148,408
136,627
4.000%, 10/1/45, Pool #AL7487 ....... 137,748
947,158
3.000%, 10/1/46, Pool #BC4764 ....... 898,222
102,617
4.000%, 11/1/46, Pool #MA2808 ....... 103,312
126,060
3.000%, 2/1/47, Pool #BE2329 ........ 119,340
75,990
4.000%, 5/1/47, Pool #BE9598 ........ 76,357
67,207
4.500%, 11/1/47, Pool #BM3286 ....... 69,459
164,848
3.500%, 12/1/47, Pool #CA0833 ....... 160,903
74,087
4.500%, 5/1/48, Pool #CA1711 ........ 74,897
104,351
3.500%, 9/1/49, Pool #BJ9608 ......... 101,495
231,273
3.500%, 6/1/50, Pool #CA6097 ........ 224,120
236,643
3.000%, 7/1/50, Pool #CA6421 ........ 221,299
232,615
3.000%, 7/1/50, Pool #CA6422 ........ 217,398
603,583
2.500%, 8/1/50, Pool #FM4053 ........ 547,415
372,578
2.500%, 8/1/50, Pool #FM4055 ........ 336,873
941,402
3.000%, 8/1/50, Pool #FS0973 ........ 887,782
458,179
2.500%, 10/1/50, Pool #FM4702 ....... 414,048
544,307
2.500%, 3/1/51, Pool #FM6523 ........ 491,451
388,983
3.000%, 5/1/51, Pool #FM7346 ........ 363,814
1,183,092
2.500%, 8/1/51, Pool #FM8438 ........ 1,072,525
1,470,433
4.000%, 8/1/51, Pool #FS1976 ........ 1,473,074
345,256
3.000%, 11/1/51, Pool #CB2170 ....... 322,562
953,756
3.500%, 2/1/52, Pool #MA4550 ........ 919,817
1,130,985
3.000%, 3/1/52, Pool #BV4143 ........ 1,064,479
789,590
3.500%, 4/1/52, Pool #FS1185 ........ 761,965
740,024
3.500%, 4/1/52, Pool #FS1260 ........ 716,049
730,000
4.500%, 6/1/52, Pool #FS2157 ........ 746,029
15,434,111
Freddie Mac
—
12.0%
48,978
4.000%, 11/1/32, Pool #ZS8993 ....... 49,855
219,120
3.500%, 5/1/35, Pool #ZA2378 ........ 219,456
154,223
4.000%, 5/1/37, Pool #ZA2461 ........ 157,015
21,442
5.500%, 10/1/39, Pool #ZI9359 ........ 22,949
35,027
5.000%, 4/1/40, Pool #ZI9910 ......... 36,901
69,106
5.500%, 4/1/40, Pool #ZA1042 ........ 74,234
27,250
5.000%, 8/1/40, Pool #ZA1056 ........ 28,622
70,142
4.000%, 11/1/40, Pool #ZJ0654 ........ 71,024
80,097
4.000%, 12/1/40, Pool #ZJ0811 ........ 81,106
172,678
3.500%, 8/1/42, Pool #ZL3508 ........ 170,162
645,711
3.000%, 12/1/42, Pool #Q14108 ....... 619,998
231,593
3.500%, 3/1/43, Pool #ZT1107 ........ 226,868
175,357
3.500%, 1/1/45, Pool #ZL8964 ........ 172,586
133,309
3.500%, 3/1/45, Pool #ZT1164 ........ 130,578
102,098
3.000%, 1/1/46, Pool #ZS4646 ........ 97,020
106,425
4.000%, 4/1/46, Pool #ZM1015 ........ 107,215
110,419
3.500%, 12/1/47, Pool #ZM5123 ....... 108,127
279,236
2.500%, 11/1/49, Pool #QA4396 ....... 252,859
127,508
3.000%, 1/1/50, Pool #QA6230 ........ 119,257
572,073
3.000%, 6/1/51, Pool #SD8152 ........ 534,661
838,120
2.500%, 7/1/51, Pool #QC4230 ........ 762,855
417,162
3.000%, 7/1/51, Pool #RA5552 ........ 390,049
333,487
3.500%, 7/1/51, Pool #RA5549 ........ 322,151
Principal
Amount Fair Value
MORTGAGE-BACKED SECURITIES — (continued)
Freddie Mac
— (continued)
$ 1,142,950
3.000%, 8/1/51, Pool #SD8162 ........ $ 1,068,172
1,112,758
2.500%, 9/1/51, Pool #RA5921 ........ 1,005,693
964,972
3.000%, 1/1/52, Pool #SD8190 ........ 902,257
620,392
3.500%, 1/1/52, Pool #RA6531 ........ 598,622
486,118
3.000%, 2/1/52, Pool #SD8195 ........ 453,881
981,509
3.500%, 4/1/52, Pool #SD0957 ........ 947,217
9,731,390
Ginnie Mae
—
0.0%
8,140
4.000%, 12/20/40, Pool #755678 ....... 8,306
Total Mortgage-Backed Securities
(Cost $26,930,407) ............... 25,173,807
U.S. TREASURY BONDS — 1.4%
1,000,000
2.375%, 2/15/42 ................. 852,656
315,000
1.875%, 11/15/51 ................ 238,416
Total U.S. Treasury Bonds
(Cost $1,272,553) ................ 1,091,072
U.S. TREASURY NOTES — 1.8%
650,000
1.375%, 11/15/31 ................ 565,398
1,000,000
1.875%, 2/15/32 ................. 908,438
Total U.S. Treasury Notes
(Cost $1,596,576) ................ 1,473,836
Shares
MONEY MARKET FUND — 0.3%
283,084
Federated Treasury Obligations Fund,
Institutional Shares, 1.37%(d) .......
283,084
Total Money Market Fund
(Cost $283,084) ................. 283,084
Total Investments — 99.8%
(Cost $86,797,212) ............................ 81,183,139
Net Other Assets (Liabilities) — 0.2% ............... 152,502
NET ASSETS — 100.0% .......................
$ 81,335,641
(a) The interest rate for this floating rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2022. The maturity date reflected is the final maturity date.
(b) Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(c) The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2022. The maturity date reflected is the final maturity date.
(d) Represents the current yield as of report date.

Sterling Capital Quality Income Fund

Schedule of Portfolio Investments — (continued)
June 30, 2022 (Unaudited)
Continued
STEP Step Coupon Bond

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Quality Income Fund
June 30, 2022 (Unaudited)
1. Organization:
Sterling Capital Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment
Company Act of 1940, as amended (“the 1940 Act”), as an open-end investment company established as a Massachusetts business trust.
The Trust offers shares of Sterling Capital Quality Income Fund (referred to as a “Fund”).
The Fund is a “diversified” fund as defined in the 1940 Act.
2. Significant Accounting Policies:
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-
Investment Companies. The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”). The preparation of this schedule requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the schedule and the reported amount of income and expense for the reporting period. Actual result could differ from those estimates.
Securities Valuation —
Investments of the Fund in securities traded on a national securities exchange or in the over-the-
counter market are valued at the closing price on the principal exchange or market (including the NASDAQ Closing Price for securities traded on NASDAQ), typically 4:00 PM ET or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The Fund may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange-traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board.
Fair Value Measurements —
The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:
Level 1 – quoted prices in active markets for identical securities
Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – based on significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended June 30, 2022 , there were no significant changes to the valuation policies and procedures.

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Quality Income Fund — (continued)
June 30, 2022 (Unaudited)
The summary of inputs used to determine the fair value of the Fund’s investments as of June 30, 2022 is as follows:
Cash and Cash Equivalents —
The Fund considers liquid assets deposited with a bank, and certain short term debt instruments with original maturities of three months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or investments. The Fund may invest its excess cash in the Federated Treasury Obligations Fund or a similar money market fund or other short-term investment.
Credit Enhancements —
Certain obligations held in the Fund have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements;
tender option purchase agreements; and third party insurance (i.e., AMBAC).
Forward Foreign Currency Exchange Contracts —
The Fund may enter into forward foreign currency exchange contracts
(foreign currency exchange risk) in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of Funds securities denominated in a particular currency. A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Fund can be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for purposes of this schedule as unrealized gains or losses until the contract settlement date. When the contract is closed, the
Fund records a realized gain (loss) equal to the difference between the value at the time it was opened and the value at the time it was closed.
Mortgage Dollar Rolls —
The Fund may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. The market value of the securities that a Fund is required to purchase may decline below the agreed upon repurchase price of those securities. Pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for a Fund, and the income from these investments will generate income for a Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of a Fund compared with what the performance would have been without the use of dollar rolls. The Fund accounts for mortgage dollar roll transactions as purchases and sales. The Fund did not hold any mortgage dollar rolls during the period.
Risks Associated with Foreign Securities and Currencies —
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. Certain foreign investments may also be subject to foreign withholding taxes.
When-Issued —
The Fund may purchase securities on a “when-issued” basis. The Fund records when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased.
Level 1-
Quoted Prices
Level 2-
Other Significant
Observable Inputs
Level 3-
Significant
Unobservable
Inputs Total
Assets:
Investments in Securities
Sterling Capital Quality Income Fund ................. $ 283,084(a) $ 80,900,055(b) $ — $ 81,183,139
(a) Represents money market funds and/or certain preferred stocks.
(b) Industries, countries or security types are disclosed in the Schedule of Portfolio Investments.

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Quality Income Fund — (continued)
June 30, 2022 (Unaudited)
The value of the securities underlying when-issued to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Fund commencing with the date the Fund agrees to purchase the securities. The Fund does not accrue interest or dividends on “when-issued” securities until the underlying securities are received.